CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 6,578	$ 22,790
Short-term deposits, classified as cash equivalents	0	3,120
Cash and cash equivalents	$ 6,578	$ 25,910